Financial instruments - risk management (Details) - GBP (£) £ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial assets - loans and receivables
Cash and cash equivalents	£ 13,204	£ 17,608	£ 16,175	£ 30,325
Trade receivables	2,232	1,428	985
Other receivables	848	873	1,213
Total financial assets	16,284	19,909	18,373
Financial liabilities - amortised cost
Trade payables	2,271	3,268	2,285
Other payables	1,141	1,166	35
Accruals	3,090	2,003	3,101
Borrowings	6,185	1,620	1,508
Total financial liabilities - amortised cost	13,048	8,595	7,371
Financial liabilities - fair value through profit and loss - current
Equity settled derivative financial liability		£ 400	£ 1,573